Comparative information 2021 - Summary of Components of Income Tax for Period (Income) / Charge (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Current tax
Current year	€ 4	€ (6)
Adjustments to prior years	(9)	(3)
Total current tax	(5)	(9)
Deferred tax
Origination / (reversal) of temporary differences	(247)	43
Changes in tax rates / bases	1	5
Adjustments to prior years	(27)	16
Total deferred tax	(204)	45
Income tax for the period (income) / charge	€ (209)	€ 71	[1]
Previously Reported [member]
Deferred tax
Income tax for the period (income) / charge				€ 95
IFRS4 and IAS39 [member] | Previously Reported [member]
Current tax
Current year				(18)
Adjustments to prior years				(6)
Total current tax				(24)
Deferred tax
Origination / (reversal) of temporary differences				163
Changes in tax rates / bases				(39)
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences				(5)
Non-recognition of deferred tax assets				9
Adjustments to prior years				(9)
Total deferred tax				119
Income tax for the period (income) / charge				€ 95

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.